Schedule of reconciliation of liabilities arising from financing activities (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Lease liabilities current, beginnings		$ 28,500
Proceed from bank borrowings and lease liabilities, current	$ 3,144,901	4,000,000
Lease liabilities current, ending	1,619,426	2,059,748	28,500
Lease liabilities non-current, beginnings
Lease liabilities non-current, ending	1,020,801	1,298,357
Bank borrowings, beginnings		2,677,856
Bank borrowings, ending			2,677,856
Bank borrowings non current, beginnings		1,583,434
Bank borrowings non current, ending			1,583,434
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Lease liabilities current, beginnings	22,407	28,500	566,039
Cash flows lease liabilities and bank borrowings current	(861,945)	(1,096,308)	(553,000)
Proceed from bank borrowings and lease liabilities, current
Addition lease liabilities current	3,557,047	4,524,209
Accretion of interests current	90,389	114,966	15,461
Other non cash changes current	(1,188,472)	(1,511,619)
Lease liabilities current, ending	1,619,426	2,059,748	28,500
Lease liabilities non-current, beginnings			28,500
Cash flows lease liabilities and bank borrowings noncurrent
Proceed from bank borrowings and lease liabilities, noncurrent
Addition lease liabilities non current
Accretion of interests noncurrent
Other non cash changes non current	1,020,801	1,298,357	(28,500)
Lease liabilities non-current, ending	1,020,801	1,298,357
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Cash flows lease liabilities and bank borrowings current	(5,320,259)	(6,766,838)	(2,517,707)
Proceed from bank borrowings and lease liabilities, current	3,144,901	4,000,000
Accretion of interests current	69,960	88,982	160,777
Other non cash changes current			1,811,636
Cash flows lease liabilities and bank borrowings noncurrent	(1,244,936)	(1,583,434)
Proceed from bank borrowings and lease liabilities, noncurrent
Accretion of interests noncurrent
Other non cash changes non current			(1,811,636)
Bank borrowings, beginnings	2,105,398	2,677,856	3,223,150
Addition bank borrowings current
Bank borrowings, ending			2,677,856
Bank borrowings non current, beginnings	1,244,936	1,583,434	3,395,070
Addition bank borrowings non current
Bank borrowings non current, ending			1,583,434
Assets held to hedge liabilities arising from financing activities [member]
IfrsStatementLineItems [Line Items]
Reconciliation of liabilities financing activities current and non current, beginnings	3,372,741	4,289,790	7,212,759
Cash flows lease liabilities and bank borrowings	(7,427,140)	(9,446,580)	(3,070,707)
Proceed from bank borrowings and lease liabilities	3,144,901	4,000,000
Addition bank lease liabilities current and non current	3,557,047	4,524,209
Accretion of interests current and non current	160,349	203,948	176,238
Other non cash changes current and non current	(161,671)	(213,262)
Reconciliation of liabilities financing activities current and non current, ending	$ 2,640,227	$ 3,358,105	$ 4,289,790